SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL
Schedule of common shares

	2014		2013		2012
December 31,	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
(millions of Canadian dollars; number of common shares in millions)
Balance at beginning of year	831	5,744	805	4,732	781	3,969
Common Shares issued1	9	446	13	582	10	388
Dividend Reinvestment and Share
Purchase Plan (DRIP)	9	428	8	361	8	297
Shares issued on exercise of stock options	3	51	5	69	6	78
Balance at end of year	852	6,669	831	5,744	805	4,732

1	Gross proceeds - $460 million (2013 - $600 million; 2012 - $400 million); net issuance costs - $14 million (2013 - $18 million; 2012 - $12 million).

Schedule of preference shares

	2014		2013		2012
December 31,	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
(millions of Canadian dollars; number of preference shares in millions)
Preference Shares, Series A	5	125	5	125	5	125
Preference Shares, Series B	20	500	20	500	20	500
Preference Shares, Series D	18	450	18	450	18	450
Preference Shares, Series F	20	500	20	500	20	500
Preference Shares, Series H	14	350	14	350	14	350
Preference Shares, Series J	8	199	8	199	8	199
Preference Shares, Series L	16	411	16	411	16	411
Preference Shares, Series N	18	450	18	450	18	450
Preference Shares, Series P	16	400	16	400	16	400
Preference Shares, Series R	16	400	16	400	16	400
Preference Shares, Series 1	16	411	16	411	-	-
Preference Shares, Series 3	24	600	24	600	-	-
Preference Shares, Series 5	8	206	8	206	-	-
Preference Shares, Series 7	10	250	10	250	-	-
Preference Shares, Series 9	11	275	-	-	-	-
Preference Shares, Series 11	20	500	-	-	-	-
Preference Shares, Series 13	14	350	-	-	-	-
Preference Shares, Series 15	11	275	-	-	-	-
Issuance costs		(137)		(111)		(78)
Balance at end of period		6,515		5,141		3,707

Schedule of characteristics of preference shares

	Initial Yield	Dividend1	Per Share Base Redemption Value	2	Redemption and Conversion Option Date	2,3	Right to Convert Into3,4
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.5%	$ 1.375	$ 25		-		-
Preference Shares, Series B	4.0%	$ 1.000	$ 25		June 1, 2017		Series C
Preference Shares, Series D	4.0%	$ 1.000	$ 25		March 1, 2018		Series E
Preference Shares, Series F	4.0%	$ 1.000	$ 25		June 1, 2018		Series G
Preference Shares, Series H	4.0%	$ 1.000	$ 25		September 1, 2018		Series I
Preference Shares, Series J	4.0%	US$1.000	US$25		June 1, 2017		Series K
Preference Shares, Series L	4.0%	US$1.000	US$25		September 1, 2017		Series M
Preference Shares, Series N	4.0%	$ 1.000	$ 25		December 1, 2018		Series O
Preference Shares, Series P	4.0%	$ 1.000	$ 25		March 1, 2019		Series Q
Preference Shares, Series R	4.0%	$ 1.000	$ 25		June 1, 2019		Series S
Preference Shares, Series 1	4.0%	US$1.000	US$25		June 1, 2018		Series 2
Preference Shares, Series 3	4.0%	$ 1.000	$ 25		September 1, 2019		Series 4
Preference Shares, Series 5	4.4%	US$1.100	US$25		March 1, 2019		Series 6
Preference Shares, Series 7	4.4%	$ 1.100	$ 25		March 1, 2019		Series 8
Preference Shares, Series 9	4.4%	$ 1.100	$ 25		December 1, 2019		Series 10
Preference Shares, Series 11	4.4%	$ 1.100	$ 25		March 1, 2020		Series 12
Preference Shares, Series 13	4.4%	$ 1.100	$ 25		June 1, 2020		Series 14
Preference Shares, Series 15	4.4%	$ 1.100	$ 25		September 1, 2020		Series 16

1	The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend per year, as declared by the Board of Directors of the Company.
2

Preference Shares, Series A may be redeemed any time at the Company’s option. For all other series of Preference Shares, the Company, may at its option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3

The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on a one-for-one basis on the Conversion Option Date and every fifth anniversary thereafter at an ascribed issue price equal to the Base Redemption Value.

4

Holders will be entitled to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x (90-day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q), 2.5% (Series S), 2.4% (Series 4), 2.6% (Series 8), 2.7% (Series 10), 2.6% (Series 12), 2.7% (Series 14) or 2.7% (Series 16); or US$25 x (number of days in quarter/365) x (three-month United States Government treasury bill rate + 3.1% (Series K), 3.2% (Series M), 3.1% (Series 2) or 2.8% (Series 6)).

Schedule of weighted average shares outstanding basic and diluted used for calculating earnings per common share

December 31,	2014	2013	2012
(number of common shares in millions)
Weighted average shares outstanding	829	806	772
Effect of dilutive options	11	11	13
Diluted weighted average shares outstanding	840	817	785